SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes, share-based compensation, value of intangible assets and goodwill as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the financial statements of CyberArk Software Ltd. and its wholly-owned subsidiaries. All intercompany transactions and balances, have been eliminated upon consolidation.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments were in U.S. dollars and a substantial portion of the Company's costs are incurred in U.S. dollars and New Israeli Shekels (“NIS”). The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of comprehensive income as financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Short-term bank deposits
e.          Short-term bank deposits:

Short-term bank deposits are deposits with maturities of up to one year. As of December 31, 2016 and 2017, the Company's bank deposits are denominated in U.S. dollars and NIS and bear yearly interest at weighted average deposits rates of 1.26% and 1.69%, respectively. Short-term bank deposits are presented at their cost, including accrued interest. A portion of these deposits is used as security for the rental of premises and as a security for the Company's hedging activities.

Investments in marketable securities
f.          Investments in marketable securities:

The Company accounts for investments in debt marketable securities in accordance with ASC No. 320, “Investments - Debt and Equity Securities”. The Company’s management determines the appropriate classification of its investments in marketable securities at the time of purchase and re-evaluates such determinations at each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders' equity. Realized gains and losses on sale of marketable securities are included in financial income (expenses), net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income (expenses), net.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the years ended December 31, 2015 2016 and 2017 were not OTTI.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	16 - 33
Office furniture and equipment	7 - 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Long-lived assets
h.	Long-lived assets:

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment” (“ASC No. 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2015, 2016 and 2017, no impairment losses have been identified.

Business combination
i.	Business combination:

The Company accounts for its business acquisitions in accordance with Accounting Standards Codification ASC No. 805, “Business Combinations”. The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible assets acquired is assigned based on the fair values as of the date of the acquisition.

Goodwill and other intangible assets
j.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the purchase price in a business combination over the fair value of identifiable tangible and intangible assets acquired of businesses acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, “Intangible—Goodwill and other” (“ASC 350”) requires goodwill to be tested for impairment at least annually and, in certain circumstances, between annual tests. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

For the years ended December 31, 2015, 2016 and 2017, no impairment losses were identified.

Purchased intangible assets with finite lives are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets which range from two to eleven years. Acquired customer relationship and backlog are amortized over their estimated useful lives in proportion to the economic benefits realized. Other intangible assets consist primarily of technology are amortized over their estimated useful lives on a straight-line basis.

Derivative instruments
k.	Derivative instruments:

ASC No. 815, “Derivative and Hedging”, requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

To hedge against the risk of changes in cash flows resulting from foreign currency salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in NIS. These forward and option contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2016 and 2017, the amount recorded in accumulated other comprehensive income (loss) from the Company's currency forward and option transactions was $(34) (net of tax of $6) and $277 (net of tax of $38), respectively. At December 31, 2017, the notional amounts of foreign exchange forward contracts into which the Company entered were $17,366. The foreign exchange forward contracts will expire by September 2018. The fair value of derivative instruments assets balance as of December 31, 2016 and 2017, totaled $32 and $315, respectively. The fair value of derivative instruments liabilities balance as of December 31, 2016 and 2017, totaled $72 and $0, respectively.

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward transactions to economically hedge certain account receivables in Euros and GBP. Gains and losses related to such derivative instruments are recorded in financial expenses, net. As of December 31, 2017, the notional amounts of foreign exchange forward contracts into which the Company entered were $7,731. The foreign exchange forward contracts will expire by October 2018. The fair value of derivative instruments assets balance as of December 31, 2016 and 2017, totaled $347 and $0, respectively. The fair value of derivative instruments liabilities balance as of December 31, 2016 and 2017 totaled $6 and $683, respectively.

For the years ended December 31, 2015, 2016 and 2017, the Company recorded financial income (loss), net from hedging transactions of $260, $270 and $(796), respectively.

Severance pay
l.	Severance pay:

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the Company's employees in Israel who are not subject to Section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and accruals. The value of these deposits is recorded as an asset on the Company's balance sheet. Severance expense for the years ended December 31, 2015, 2016 and 2017, amounted to $1,794, $2,503 and $2,707, respectively.

U.S. defined contribution plan
m.        U.S. defined contribution plan:

The U.S. subsidiary has a 401(k) defined contribution plan covering certain full time and part time employees in the U.S, excluding leased employees and contractors. All eligible employees may elect to contribute up to an annual maximum, of the lesser of 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits, but not greater than $18 per year (for certain employees over 50 years of age the maximum contribution is $24 per year).

The U.S. subsidiary matches amounts equal to 100% of the first 3% of the employee’s compensation that they contribute to the defined contribution plan and 50% of the next 2% of their compensation that they contribute to the defined contribution plan with a limit of $10.8 per year. For the years ended December 31, 2015, 2016 and 2017, the U.S. subsidiary recorded expenses for matching contributions of $907, $1,259 and $1,677, respectively.

Revenue recognition
n.	Revenue recognition:

The Company generates revenues from licensing the rights to use its software products, maintenance and professional services. The Company sells its products through its direct sales force and indirectly through resellers.

The Company accounts for its software licensing sales in accordance with ASC 985-605, “Software Revenue Recognition”. ASC 985-605 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the elements when Vendor Specific Objective Evidence (“VSOE”) of fair value exists for all elements and to be allocated to the different elements in the arrangement under the “residual method” when VSOE of fair value exists for all undelivered elements and no VSOE exists for the delivered elements.

Maintenance and professional services are sold separately and therefore the selling price (VSOE) is based on stand-alone transactions.

Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (software element) when all other criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Software license revenues are recognized when persuasive evidence of an arrangement exists, the software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the license fees are fixed or determinable and collection of the license fee is considered probable. Fees for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer provided that all other revenue recognition criteria have been met.

The Company recognizes revenues from the sale of term license arrangements ratably on a straight-line basis, over the term of the underlying contract, and is typically one year or to a lesser extent, three years.

Revenues from maintenance and support contracts are recognized ratably, on a straight-line basis over the term of the related contract and revenues from professional services consist mostly of time and material services which are recognized as the services are performed.

Professional services are not considered to be essential to the functionality of the software.

The Company does not grant a right of return to its customers.

The Company's software license, maintenance and professional services sold through resellers are non-exchangeable, non-refundable, non-returnable and without any rights of price protection. Accordingly, the Company considers resellers as customers.

Deferred revenue includes unearned amounts received under maintenance and support contracts, professional services and amounts received from customers for licenses that do not meet the revenue recognition criteria as of the balance sheet date.

Research and development costs
o.	Research and development costs:

Research and development costs are charged to the statements of comprehensive income as incurred. ASC 985-20, “Software - Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Internal use software
p.	Internal use software:

The costs to obtain or develop for internal use software with respect to the Company’s Enterprise Resource Planning (“ERP”) system, are capitalized based on qualifying criteria, which includes a determination of whether such costs are incurred during the application stage. Such costs are amortized over the software’s estimated life. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the project.

Marketing expenses
q.	Marketing expenses:

Marketing expenses consist primarily of marketing campaigns and tradeshows. Marketing expenses are charged to the statement of comprehensive income, as incurred. Marketing expenses for the years ended December 31, 2015, 2016 and 2017, amounted to $7,498, $10,622 and $14,106, respectively.

Share-based compensation
r.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

The Company has selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its option awards. The fair value of restricted stock units (“RSU”) and performance stock units (“PSU”) is based on the closing market value of the underlying shares at the date of grant.

The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term.

Income taxes
s.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740-10, “Income Taxes” (“ASC No. 740-10”). ASC No. 740-10 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Basic and diluted net income per share
t.	Basic and diluted net income per share:

Basic net income per ordinary share is computed by dividing net income for each reporting period by the weighted-average number of ordinary shares outstanding during each year. Diluted income per ordinary share is computed by dividing net income for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC 260-10 “Earnings Per Share”.

The total weighted average number of shares related to outstanding options, RSU's and PSU’s that have been excluded from the calculation of diluted net earnings per share was 484,726, 1,381,114 and 1,880,018 for the years ended December 31, 2015, 2016 and 2017, respectively.

Comprehensive income (loss)
u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, “Comprehensive Income” (“ASC No. 220”). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period, except changes resulting from investments by, or distributions to, shareholders.

Concentration of credit risks
v.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables, severance pay funds and derivative instruments.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States are primarily in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold Company’s cash deposits are financially sound and, accordingly, bear minimal risk.

The Company's marketable securities consist of investments, which are highly rated by credit agencies, in government, corporate and government sponsored enterprises debentures. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, in order to reduce credit risk concentrations.

The trade receivables of the Company are mainly derived from sales to diverse set of customers located primarily in the United States, Europe and Asia. The Company performs ongoing credit evaluations of its customers and, to date, has not experienced any significant losses.

The Company has entered into forward contracts with major banks in Israel to protect against the risk of changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

Fair value of financial instruments
w.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 -
Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

Level 3 -	Inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820, the Company measures its foreign currency derivative instruments, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in note 2.k are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Legal contingencies
x.	Legal contingencies:

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues for contingencies when the loss is probable and it can reasonably estimate the amount of any such loss. Except as set forth in Note 8c, the Company is currently not a party to any material legal or administrative proceedings and, is not aware of any material pending or threatened material legal or administrative proceedings against the Company.

Recently adopted accounting pronouncements
y.	Recently adopted accounting pronouncements:

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-09 Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This standard simplifies various aspects related to how share-based payments are accounted for and presented in the financial statements, including income taxes, forfeitures and statutory tax withholding requirements. The guidance is effective for the Company beginning in the first quarter of 2017.

This standard requires to recognize excess tax benefits as income taxes in the period in which they occur. This standard also requires the Company to classify excess tax benefits as an operating activity instead of financing activity in the consolidated statements of cash flows. The standard also provides an accounting policy election to account for forfeitures as they occur. The Company elected to account for forfeitures as they occur.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740); Intra-Entity Transfers of Assets Other than Inventory. This guidance was issued to improve the accounting for income tax consequences of intra-entity transfers of assets other than inventory. Under the amendment an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The update is effective for annual periods beginning after December 15, 2017, and interim periods thereafter. The Company early adopted the standard in the first quarter of 2017.

The net cumulative effect of the adoption of these standards increased deferred taxes, additional paid-in capital and retained earnings by $13.6 million, $0.4 million and $13.2 million, respectively.

Recently issued accounting standards
z.	Recently issued accounting standards:

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), an updated standard on revenue recognition and issued subsequent amendments to the initial guidance in March 2016, April 2016, May 2016 and December 2016 within ASU 2016-08, 2016-10, 2016-12 and 2016-20, respectively. The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods and services to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods and services. In addition, the new standard requires expanded disclosures.

The Company has adopted the standard effective January 1, 2018 using the modified retrospective method.

The most significant impact of the new standard relates to the way the Company accounts for term license arrangements and costs to obtain customer contracts. Specifically, under the current revenue standard, the Company recognizes both the term license and maintenance revenues ratably over the contract period whereas under the new revenue standard term license revenues are recognized upfront, upon delivery, and the associated maintenance revenues are recognized over the contract period. The Company has also considered the impact of the guidance in ASC 340-40, “Other Assets and Deferred Costs” under the new standard. Under the Company’s current accounting policy, sales commissions are expensed as incurred. The new standard requires the capitalization of all incremental costs that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained, provided the Company expects to recover the costs.

The Company applied the new standard with respect to existing contracts which are not substantially completed as of January 1, 2018. As a result, the Company expects to record a decrease to its deferred revenues of approximately $3.7 million mainly from upfront recognition of license revenue from term licenses and an asset of approximately $13.0 related to incremental cost to obtain contracts which is mainly due to sales commissions that will be recorded against retained earnings.

In February 2016, the FASB issued ASU 2016-02. ASU 2016-02 changes the current lease accounting standard by requiring the recognition of lease assets and lease liabilities for all leases, including those currently classified as operating leases. This new guidance is to be applied under a modified retrospective application to the earliest reporting period presented for reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the potential impact of this new guidance on its financial statements.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2017. The adoption of this standard will not have a material impact on the Company’s consolidated financial statements of cash flows.

In January 2017, FASB issued ASU 2017-01, Business Combinations (Topic 805) Clarifying the Definition of Business. ASU 2017-01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update to the standard is effective for interim and annual periods beginning after December 15, 2017, and applied prospectively. The Company does not expect that the adoption of this standard will have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities.” The standard better aligns an entity’s hedging activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results in the financial statements. The standard will prospectively make hedge accounting easier to apply to hedging activities and also enhances disclosure requirements for how hedge transactions are reflected in the financial statements when hedge accounting is elected. The standard is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.